Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (19)	$ 4	$ (88)	$ 23
Purchased for cancellation	$ (1,603)	$ (955)	$ (4,236)	$ (1,781)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	741	227	1,393	601
Purchased for cancellation, shares	(5,620)	(5,445)	(17,231)	(10,400)
Increase (decrease) in number of ordinary shares issued, shares	(4,879)	(5,218)	(15,838)	(9,799)
Issued in connection with share-based compensation plans	$ 78	$ 22	$ 148	$ 58
Purchased for cancellation	(84)	(81)	(257)	(155)
Increase (decrease) in equity	$ (6)	$ (59)	$ (109)	$ (97)